Statutory Basis Information	6 Months Ended
Jun. 30, 2018
Insurance [Abstract]
Statutory Basis Information
16. Statutory-Basis Information
The Company and its subsidiaries are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as using a different basis in accounting for investments, certain assets, certain financial reinsurance transactions, and deferred taxes. Additionally, the statutory financial statements were not affected by purchase accounting.
Effective January 1, 2017, Symetra Life elected Iowa Bulletin 06-01, which allows companies to record in income the change in fair value of derivative instruments used to economically hedge indexed products, consistent with how the change in indexed product reserves is recorded. There was no net impact on surplus.
The statutory net income and statutory capital and surplus for the Company and its subsidiaries are as follows:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Statutory net income:
Symetra Life Insurance Company	$267.8	$43.4	$205.6
Subsidiaries	11.1	7.3	9.4
Statutory capital and surplus:
Symetra Life Insurance Company (1)	$2,218.9	$2,082.4	$2,081.5
Subsidiaries	135.9	134.0	138.1
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(1)
Symetra Life Insurance Company’s surplus includes the balances of its three wholly-owned subsidiaries, First Symetra National Life Insurance Company of New York, Symetra National Life Insurance Company and Symetra Reinsurance Corporation.

Each state of domicile imposes minimum risk–based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to the financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to company action level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company and its subsidiaries have statutory surplus and RBC levels above current regulatory required levels.